Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Current tax assets
Tax refund receivable	$ 303,265	$ 10,800	$ 90,569
Prepaid income tax	399,555	14,229	462,523
Current tax assets	702,820	25,029	553,092
Current tax liabilities
Income tax payable	$ 6,514,502	$ 231,998	$ 4,858,578